Securities Act Registration No. 333-102844
Investment Company Act Registration No. 811-21290

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 31	[X]
And/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 32	[X]

NEIMAN FUNDS (Exact Name of Registrant as Specified in Charter)

6631 Main Street
Williamsville, New York 14221	14221
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (716) 568-8566

Harvey Neiman
Neiman Funds
6631 Main Street
Williamsville, New York 14221

(Name and Address of Agent for Service)

Copies to:

Donald S. Mendelsohn
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, Ohio 45202-4089

It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	on 75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Diego, State of California, on the 10th day of August, 2015.

NEIMAN FUNDS

By: Harvey Neiman, President*

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant’s

Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Harvey Neiman*	Trustee	8/10/15
President

Michael Lomas*	Trustee	8/10/15

/s/ Daniel Neiman		8/10/15
Daniel Neiman	Treasurer
Chief Financial Officer
Secretary

Darla Clark *	Trustee	8/10/15

Suzanne Cowan Dimeff *	Trustee	8/10/15

Luke Fairfield *	Trustee	8/10/15

* By: /s/ Daniel Neiman
Daniel Neiman, Attorney-In-Fact
Date: August 10, 2015

NEIMAN FUNDS
EXHIBIT INDEX
Index No.	Description of Exhibit
101.INS	XBRL Instance Document
101.SCH	XBRL Taxonomy Extension Schema Document
101.DEF	XBRL Taxonomy Extension Definition Linkbase
101.LAB	XBRL Taxonomy Extension Labels Linkbase
101.PRE	XBRL Taxonomy Extension Presentation Linkbase